Share-Based Compensation (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Warrant [Member]
Details of the outstanding rights, options and warrants and value of such rights, options and warrants
Options Outstanding, Beginning Balance	262,096,921	116,604,776	35,493,172
Number of Shares Granted		148,176,421	90,191,077
Exercised		(402,965)
Cancelled or expired		(2,281,311)	(9,079,473)
Options Outstanding, Ending Balance	262,096,921	262,096,921	116,604,776
Weighted average exercise price per share, Outstanding, Beginning Balance	$ 0.021	$ 0.019	$ 0.030
Granted		$ 0.025	$ 0.015
Exercised		$ 0.001
Cancelled or expired		$ 0.163	$ 0.015
Weighted average exercise price per share, Outstanding, Ending balance	$ 0.021	$ 0.021	$ 0.019
Stock Options [Member]
Details of the outstanding rights, options and warrants and value of such rights, options and warrants
Options Outstanding, Beginning Balance	833,333	833,333	1,000,000
Number of Shares Granted
Exercised
Cancelled or expired			(166,667)
Options Outstanding, Ending Balance	833,333	833,333	833,333
Weighted average exercise price per share, Outstanding, Beginning Balance	$ 0.14	$ 0.14	$ 0.14
Granted
Exercised
Cancelled or expired			$ 0.14
Weighted average exercise price per share, Outstanding, Ending balance	$ 0.14	$ 0.14	$ 0.14